Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Issued March17, 2015 [Member]	Common Stock [Member]	Common Stock [Member] Issued March17, 2015 [Member]	Common Stock [Member] Issued March 29, 2016 [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2014	$ 810,564		$ 553			$ 584,808	$ (254)	$ 225,457
Restricted shares issued		$ 1		$ 1
Beginning Balance, (in shares) at Dec. 31, 2014			55,346,613
Restricted shares issued, (in shares)				16,854
Net income	98,094							98,094
Foreign currency translation	(211)						(211)
Share-based compensation	1,643					1,643
Ending Balance at Dec. 31, 2015	$ 910,091		$ 554			586,451	(465)	323,551
Ending Balance, (in shares) at Dec. 31, 2015	55,363,467		55,363,467
Restricted shares issued, (in shares)					74,228
Net income	$ 30,515							30,515
Foreign currency translation	7						7
Share-based compensation	787					787
Ending Balance at Jun. 30, 2016	$ 941,400		$ 554			$ 587,238	$ (458)	$ 354,066
Ending Balance, (in shares) at Jun. 30, 2016	55,437,695		55,437,695